Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transactions
Amount due from related party	$ 6				¥ 38
Borrowing from related parties				¥ 18,000
Repayments to related parties	158	¥ 1,025	¥ 321	15,361
Due to chairman and chief exercise officer	$ 379		2,319		2,467
Jiangxi Tiangong
Related Party Transactions
Payments made on behalf of related party to exercise significant influence		287	0	0
Amount due from related party			0	0	38
Proceeds from collection of advance to related party for exercise significant influence		249
Mr. Richard Rixue Li
Related Party Transactions
Borrowing from related parties		0	0	18,000
Repayments to related parties		1,025	320	15,361
Due to chairman and chief exercise officer			2,319	2,639	1,294
Yichun Chuaichuai
Related Party Transactions
Purchases from related parties		1,712	¥ 0	¥ 0
Prepayment received		¥ 2,885
Amount due to related party					¥ 1,173